Condensed Financial Statements (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Accrued interest receivable	$ 2,688	$ 2,716
Total assets	590,656	547,525
Total liabilities	537,992	499,444
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	590,656	547,525
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,247	2,324	1,616
Investment in subsidiaries	48,460	45,788
Prepaid expenses and other assets	14	14
Total assets	52,721	48,126
Total liabilities	57	45
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$ 52,721	$ 48,126